PICTET EASTERN EUROPEAN FUND
PICTET GLOBAL EMERGING MARKETS FUND
PICTET INTERNATIONAL SMALL COMPANIES FUND
























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PICTET
FUNDS





















PROSPECTUS
APRIL 30, 2000





























The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.








TABLE OF CONTENTS


PICTET EASTERN EUROPEAN FUND - RISK/RETURN SUMMARY

3
Investment goal

3
Principal investments and strategies

3
Principal investment risks

4
Total return

4
Fees and expenses

5
PICTET GLOBAL EMERGING MARKETS FUND - RISK/RETURN SUMMARY

6
Investment goal

6
Principal investments and strategies

6
Principal investment risks

7
Total return

7
Fees and expenses

8
PICTET INTERNATIONAL SMALL COMPANIES FUND - RISK/RETURN
SUMMARY

9
Investment goal

9
Principal investments and strategies

9
Principal investment risks

10
Total return

10
Fees and expenses

11
THE FUNDS INVESTMENTS

12
INVESTMENT ADVISER

14
Portfolio management

14
INVESTMENT AND ACCOUNT POLICIES

16
Calculation of net asset value

16
Purchasing fund shares

16
Exchanges between Pictet funds

19
Redeeming fund shares

19
Dividends, distributions and taxes

21
FINANCIAL HIGHLIGHTS

22
FOR MORE INFORMATION
back
cover




   PICTET EASTERN EUROPEAN FUND
RISK/RETURN SUMMARY



INVESTMENT
GOAL

Capital appreciation.



PRINCIPAL
INVESTMENTS
AND
STRATEGIES

The fund invests primarily in
equity securities of companies
located or conducting a
significant amount of business
in Eastern


Europe.  The fund may invest in
companies with small, medium or
large market capitalizations.
Equity
securities
Equity securities include common
and preferred stocks, investment
company shares, convertible debt
securities, warrants,
subscription rights and
depositary receipts for foreign
stocks.
Eastern Europe includes:
Countries that used to form part
of the Soviet Union, including
the Commonwealth of Independent
States, the Baltic States and
former CEFTA (Central European
Free Trade Agreement) countries.
Emerging countries within both
the Mediterranean and South
Eastern regions of Europe.
In the future, the fund may
include other Emerging European
countries.

How the
adviser
selects the
funds
investments

The adviser uses a bottom-up
approach in managing the funds
portfolio.  This means that the
particular stocks selected for
the portfolio will determine the
amount of the funds investment
in each Eastern European
country.  However, the adviser
will consider country-specific
risks and the funds total
exposure to any one country in
deciding whether to invest in
particular companies.

In selecting individual stocks,
the adviser looks for companies
with:

Strong or strengthening balance
sheets, defined as improvements
in working net capital over
time.
Strong financial ratios.
Industrial capacity that is
undervalued on an international
basis.
Ability to generate substantial
excess cash flow that may be
reinvested in the company or
distributed as dividends to
stockholders.
Methods used to value companies
in more developed countries may
not apply to Eastern European
companies.


   PICTET EASTERN EUROPEAN FUND
RISK/RETURN SUMMARY - CONTINUED




PRINCIPAL
INVESTMENT
RISKS

An
investment
in the fund
is not a
bank deposit
and is not
insured or
guaranteed
by the
Federal
Deposit
Insurance
Corporation
or any other
government
agency.

Investors could lose money on
their investments in the fund or
the fund may not perform as well
as other investments if any of
the following occurs:
Foreign or emerging market stock
prices go down generally.
Changes in foreign currency
rates depress the value of the
funds investments.
Negative developments in Eastern
Europe disproportionately hurt
the companies in the funds
portfolio.
Political instability develops
in countries formerly a part of
the Soviet Union.
An adverse event, such as an
unfavorable earnings report,
depresses the value of a
particular companys stock.
The advisers judgment about
country allocations or the
attractiveness, value or
potential appreciation of a
particular stock proves to be
incorrect.

Negative developments in Eastern
Europe include, but are not
limited to, the following
special risks associated with
emerging market countries.
These include:
Greater likelihood of economic,
political or social instability.
More volatile stock markets.
The contagious effect of market
or economic setbacks in one
country on other emerging market
countries.
Possible governmental
restrictions on currency
conversions or trading.
Difficulty in accurately valuing
emerging market stocks or
selling them at their fair
value, especially in down
markets.
Availability of less information
about emerging market companies
because of less rigorous
accounting and regulatory
standards.

TOTAL RETURN





QUARTERLY
REUTRN




This bar chart indicates the risks
of investing in the fund by
showing changes in the funds
performance from year to year.
Past performance does not
necessarily indicate how the fund
will perform in the future.


Highest:  35.21% in fourth quarter
1999
Lowest:  -31.19% in third quarter
1998






[bar chart]
Year ended
12/31/99
35.63%







   PICTET EASTERN EUROPEAN FUND
RISK/RETURN SUMMARY - CONTINUED





The table below indicates the
risks of investing in the fund by
comparing the funds average
annual total returns for the
periods shown to the International
Finance  Corporation Global
Eastern Europe Index, an index
composed of 141 stocks covering
five markets and the Barings
Eastern Europe Index, an index
composed of 88 stocks covering
four markets.






Average annual total returns
Periods ended December 31, 1999







1 Year

Life of Fund*
(began 4/7/98)


Pictet Eastern European Fund
35.63%

-10.40%


IFC Global Eastern Europe Index
57.37%

-23.46%


Barings Eastern Europe Index
32.08%

-19.88%








FEES AND
EXPENSES

This table
describes
the fees and
expenses
that you may
pay if you
buy and hold
shares of
the fund.

For year ended 12/31/99






Shareholder fees (paid directly from your investment)
Redemption fees for shares held less than 6 months1

None
1.00%





Annual fund operating expenses (deducted from fund assets)2







Management fees

1.50%





Other expenses

10.04%





Total annual fund operating expenses

11.54%





2  After expense limitation, expenses were






Management fees

0.00%





Other expenses

2.00%





Total annual fund operating expenses

2.00%





This example
is intended
to help you
compare the
cost of
investing in
the fund
with the
cost of
investing in
other mutual
funds.

The example assumes that:
You invest $10,000 in the fund for the
time periods indicated.
Your investment has a 5% return each year.
The funds operating expenses remain the
same.3
You redeem your investment at the end of each period.

   Although your actual costs may be
higher or lower, under these
assumptions your costs would be:






1 year

3
years

5 years

10 years



$1,116

$3,135

$4,897

$8,390

The example is calculated using gross expenses. Using the net expense calculation, your costs for 1, 3, 5 and 10 years in the example would be $203, $627, $1,078 and $2,327, respectively.



   PICTET GLOBAL EMERGING MARKETS FUND
RISK/RETURN SUMMARY


INVESTMENT
GOAL
Long term growth of capital.

PRINCIPAL
INVESTMENTS
AND
STRATEGIES
The fund invests primarily in
equity securities of companies in
emerging market countries.

The fund normally invests in at
least 15, but never fewer than
eight, emerging market
countries.
Emerging
market
equities
Equity securities include common
and preferred stocks, investment
company shares, convertible debt
securities, warrants,
subscription rights and
depositary receipts for foreign
stocks.

Emerging market countries are
those identified as developing or
emerging countries by the World
Bank, International Finance
Corporation or United Nations or
countries not listed in the
Morgan Stanley Capital
International World Index.

Emerging market stocks means
equity securities:
That are traded primarily in an
emerging market country.
Of companies that derive 50% or
more of total revenue from goods
or services produced or sold in
emerging market countries.
Of companies organized and with
a principal office in an
emerging market country.
How the
adviser
selects the
funds
investments
In allocating the funds assets
among emerging market countries,
the adviser uses a proprietary
database to screen for countries
that meet the following
standards:
Suitable safe custody of assets
and freedom of capital movement.
A higher than average number of
undervalued stocks when comparing
the companies against their
benchmark values.
A favorable domestic liquidity
environment.
A reasonably liquid and diverse
stock market.
A good or improving fiscal
balance.
An undervalued or fairly valued
exchange rate, combined with
sustainable trade and current
account balances.

 In selecting individual
emerging market stocks, the
adviser looks for companies
with:
Current or potential high and
stable cash generation.
Strong, liquid balance sheets.
Asset valuations significantly
below replacement cost, or below
the average for its sector on a
global basis.  The adviser will
also consider the debt of a
company.
A high free cash flow relative
to the stock price.
In the case of banks, a low
stock price relative to the
asset base, combined with a high
return on equity.



   PICTET GLOBAL EMERGING MARKETS FUND
RISK/RETURN SUMMARY - CONTINUED



PRINCIPAL
INVESTMENT
RISKS

An
investment
in the fund
is not a
bank deposit
and is not
insured or
guaranteed
by the
Federal
Deposit
Insurance
Corporation
or any other
government
agency.
Investors could lose money on
their investments in the fund or
the fund may not perform as well
as other investments if any of
the following occurs:

Foreign or emerging market stock
prices go down generally.
Changes in foreign currency
rates depress the value of the
funds investments.
An adverse event, such as an
unfavorable earnings report,
depresses the value of a
particular companys stock.
The advisers judgment about
country allocations or the
attractiveness, value or
potential appreciation of a
particular stock proves to be
incorrect.


Emerging market countries and
stocks present the following
special risks:

Greater likelihood of economic,
political or social instability.
More volatile stock markets.
The contagious effect of market
or economic setbacks in one
country on other emerging market
countries.
Possible governmental
restrictions on currency
conversions or trading.
Difficulty in accurately valuing
emerging market stocks or
selling them at their fair
value, especially in down
markets.
Availability of less information
about emerging market companies
because of less rigorous
accounting and regulatory
standards.


TOTAL RETURN




QUARTERLY
RETURN





This bar chart indicates the risks
of investing in the fund by showing
changes in the funds performance
from year to year.  Past
performance does not necessarily
indicate how the fund will perform
in the future.


Highest:  35.70% in second quarter
1999
Lowest:  -24.97% in second quarter
1998








[bar chart]
Year ended  Year ended  Year ended
Year ended
12/31/96       12/31/97
12/31/98     12/31/99
8.32%           -11.29%       -
23.22%      63.58%







The table below indicates the
risks of investing in the fund by
comparing the funds average
annual total returns for the
periods shown to those of the
International Finance Corporation
Global Composite Index, an index
composed of 1,650 stocks covering
27 markets.






Average annual total returns
Periods ended December 31, 1999






1 Year

Life of Fund**
(began 10/4/95)

Pictet Global Emerging Markets Fund
63.58%

3.35%

IFC Global Composite Index
62.70%

3.31%



   PICTET GLOBAL EMERGING MARKETS FUND
RISK/RETURN SUMMARY - CONTINUED




FEES AND
EXPENSES

This table
describes
the fees and
expenses
that you may
pay if you
buy and hold
shares of
the fund.

For year ended 12/31/99






Shareholder fees (paid directly from your investment)
Redemption fees for shares held
less than 6 months1

None
1.00%





Annual fund operating expenses (deducted from fund assets)2







Management fees

1.25%





Other expenses

0.67%





Total annual fund operating expenses

1.92%





2  After expense limitation, expenses were






Management fees

1.03%





Other expenses

0.67%





Total annual fund operating expenses

1.70%





This example
is intended
to help you
compare the
cost of
investing in
the fund
with the
cost of
investing in
other mutual
funds.


The example assumes that:
You invest $10,000 in the fund for the
time periods indicated.
Your investment has a 5% return each year.
The funds operating expenses remain the
same.3
You redeem your investment at the end of each period.


   Although your actual costs may be
higher or lower, under these
assumptions your costs would be:






1 year

3
years

5 years

10 years



$195

$603

$1,037

$2,243 3

The example is calculated using gross expenses. Using the net expense calculation, your costs for 1, 3, 5 and 10 years in the example would be $173, $536, $923 and $2,009, respectively.


   PICTET INTERNATIONAL SMALL COMPANIES FUND
RISK/RETURN SUMMARY


INVESTMENT
GOAL
Long term growth of capital.

PRINCIPAL
INVESTMENTS
AND
STRATEGIES
The fund invests primarily in
equity securities of companies
with small market
capitalizations located outside
the United States.  The fund may
invest up to 35% of its assets
in medium

and large capitalization
companies.  The fund normally
invests in at least three
countries other than the U.S.
 Equity
securities
Equity securities include common
and preferred stocks, investment
company shares, convertible debt
securities, warrants,
subscription rights and
depositary receipts for foreign
stocks.

The fund considers companies to
be small cap companies if they
are in the same size range

as the bottom 20% of U.S.
publicly traded companies, as
measured by their market
capitalizations.  These small
cap companies usually have
individual market
capitalizations of $1 billion or
less, but may be larger.
Foreign small cap companies may
rank above the bottom 20% or
even among the largest
capitalization companies in
their own countries markets.

How the
adviser
selects the
funds
investments
In allocating the funds assets
among countries, regions and
currencies, the adviser uses a
top-down approach.  This
involves using a proprietary,
quantitative model to evaluate
more than 40 countries based on
such factors as:
Economic trends, including the
direction of interest rates and
industrial production capacity
constraints.
Equity and fixed income market
valuations.
Current market liquidity.
In selecting individual stocks,
the adviser uses a bottom-up
approach that focuses on
evaluating individual small cap
companies.  The adviser has
access to information on
approximately 8,000 companies
and maintains a proprietary
database on a further 800
companies.  The adviser looks
for high quality, growth-
oriented companies with the
following characteristics:
Reasonable valuations and
relatively inexpensive stock
prices.
Strong balance sheets and
surplus net income.
Profitability ratios that are
above-average for a companys
market or sector.




   PICTET INTERNATIONAL SMALL COMPANIES FUND
RISK/RETURN SUMMARY - CONTINUED



PRINCIPAL
INVESTMENT
RISKS

An
investment
in the fund
is not a
bank deposit
and is not
insured or
guaranteed
by the
Federal
Deposit
Insurance
Corporation
or any other
government
agency.
Investors could lose money on
their investments in the fund or
the fund may not perform as well
as other investments if any of
the following occurs:
Foreign stock prices go down
generally.
An adverse event, such as an
unfavorable earnings report,
depresses the value of a
particular companys stock.
The advisers judgment about
country allocations or the
attractiveness, value or
potential appreciation of a
particular stock proves to be
incorrect.

Investing in small cap foreign
companies involves special
risks, which are more severe in
certain emerging market
countries.
There may be unfavorable foreign
government actions, political or
economic instability or less
accurate information about
foreign companies.

A decline in the value of
foreign currencies relative to
the U.S. dollar will reduce the
value of securities denominated
in those currencies.
Small cap companies may have
limited product lines, markets
and financial resources.  They
may have shorter operating
histories and more volatile
businesses.
The prices of foreign small cap
stocks tend to be more volatile
than the prices of other stocks.
The stock market may temporarily
favor large cap over small cap
stocks.
Foreign securities and small cap
stocks are sometimes less liquid
and harder to value than
securities of U.S. issuers or
large cap stocks.

TOTAL RETURN





QUARTERLY
RETURN



This bar chart indicates the risks
of investing in the fund by
showing changes in the funds
performance from year to year.
Past performance does not
necessarily indicate how the fund
will perform in the future.


Highest:  44.70% in fourth quarter
1999
Lowest:  -16.99% in third quarter
1998







[bar chart]
Year ended          Year ended
Year ended
12/31/97               12/31/98
12/31/99
-7.68%                  5.35%
86.45%







   PICTET INTERNATIONAL SMALL COMPANIES FUND
RISK/RETURN SUMMARY - CONTINUED





The table below indicates the
risks of investing in the fund by
comparing the funds average
annual total returns for the
periods shown to the HSBC James
Capel World excluding U.S. Small
Companies Index, an index composed
of 1,200 smaller company stocks
covering 21 markets and the
Financial Times/S&P World ex-U.S.
Medium-Small Cap Index, an index
which represents the bottom 25% of
the Financial Times/S&P World
Index in terms of market
capitalization.






Average annual total returns
Periods ended December 31, 1999






1 Year

Life of Fund***
(began 2/7/96)

Pictet International Small Companies Fund
86.45%

17.34%

HSBC James Capel World excluding U.S.
Small Companies Index
33.62%

6.53%

Financial Times/S&P World ex-U.S.
Medium-Small Cap Index
16.77%

5.44%

FEES AND
EXPENSES

This table
describes the
fees and
expenses that
you may pay
if you buy
and hold
shares of the
fund.
For year ended 12/31/99





Shareholder fees (paid directly from your
investment)
Redemption fees for shares held less than
6 months1
None
1.00%




Annual fund operating expenses (deducted from fund assets)2





Management fees
1.00%




Other expenses
3.76%




Total annual fund operating expenses
4.76%




2  After expense limitation, expenses were





Management fees
0.00%




Other expenses
1.20%




Total annual fund operating expenses
1.20%




This example
is intended
to help you
compare the
cost of
investing in
the fund with
the cost of
investing in
other mutual
funds.
The example assumes that:
You invest $10,000 in the fund for the
time periods indicated.
Your investment has a 5% return each year.
The funds operating expenses remain the
same.3
You redeem your investment at the end of each period.
   Although your actual costs may be
higher or lower, under these
assumptions your costs would be:





1 year
3 years
5 years
10 years


$477 $1,433 $2,394 $4,818 3

The example is calculated using gross expenses. Using the net expense calculation, your costs for 1, 3, 5 and 10 years in the example would be $122, $381, $660 and $1,455, respectively.





THE FUNDS INVESTMENTS


DEPOSITARY
RECEIPTS
Depositary receipts are
securities issued by banks and
other financial institutions
that represent interests in the
stocks of foreign companies.
They include American

Depositary Receipts, European
Depositary Receipts, Global
Depositary Receipts and Russian
Depositary Certificates.
CONVERTIBLE
SECURITIES
Convertible securities are
fixed-income securities that may
be converted at either a stated
price or stated rate into
underlying shares

of common stock.  Convertible
securities have general
characteristics similar to both
fixed-income and equity
securities.
WARRANTS AND
SUBSCRIPTION
RIGHTS
Warrants and subscription rights
entitle the
holder to acquire the stock of a
company at a
set price.

DEBT
SECURITIES

Each fund may invest up to 35%
of its assets in investment
grade debt securities of U.S.
and foreign corporate and
governmental issuers.  These may
include all types of debt
securities of any maturity.

The value of debt securities
will go down if interest rates
go up, or the issuer of the
security has its credit rating
downgraded or defaults on its
obligation to pay principal or
interest.

Securities are investment grade
if they:
Are rated in one of the top four
long-term rating categories of a
nationally recognized
statistical rating organization.
Have received a comparable
short-term or other rating.
Are unrated securities that the
adviser believes to be of
comparable quality.

A funds credit standards also
apply to counterparties to OTC
derivative contracts.

DEFENSIVE
INVESTMENTS
Each fund may depart from its
principal investment strategies
in response to adverse market
conditions by taking temporary
defensive positions in all types
of money

market and short-term debt
securities.  If a fund takes a
temporary defensive position, it
may be unable to achieve its
investment goal.


   THE FUNDS INVESTMENTS  CONTINUED



DERIVATIVES
AND HEDGING
TECHNIQUES
Each fund may, but is not
required to, use derivative
contracts for any of the
following purposes:
To hedge against the economic
impact of adverse changes in the
market value of its securities,
because of changes in stock
market prices or currency
exchange rates.
As a substitute for buying or
selling securities or
currencies.

Derivative contracts include
options and futures on
securities, securities indices
or currencies; options on these
futures; forward currency
contracts; and currency swaps.
Derivative contracts are valued
on the basis of the value of the
underlying securities.  A
derivative contract will
obligate or entitle a fund to
deliver or receive an asset or
cash payment based on the change
in value of one or more
securities, currencies or
indices.

Even a small investment in
derivative contracts can have a
big impact on a funds stock
market or currency exposure.
Therefore, using derivatives can
disproportionately increase
losses and reduce opportunities
for gains when stock prices or
currency rates are changing.

A fund may not fully benefit
from or may lose money on
derivatives if changes in their
value do not correspond
accurately to changes in the
value of a funds holdings.  The
other parties to over-the-
counter derivative contracts
present the same types of
default risk as issuers of fixed
income securities.  Derivatives
can also make a fund less liquid
and harder to value, especially
in declining markets.
PORTFOLIO
TURNOVER
Each fund may engage in active
and frequent trading.  This may
lead to the realization and
distribution to shareholders of
higher capital gains, which
would increase their tax
liability.

Frequent trading also increases
transaction costs, which could
detract from a funds
performance.
EACH FUNDS
INVESTMENT
GOAL
Each funds goal is non-
fundamental so that the board of
trustees may change the
investment goal of a fund
without obtaining the
approval of the funds
shareholders.  A fund might not
succeed in achieving its goal.



INVESTMENT ADVISER




EACH FUNDS
INVESTMENT
ADVISER IS
PICTET
INTERNATIONAL
 MANAGEMENT
LIMITED

The adviser provides investment
advice and portfolio management
services to each fund.  Under
the supervision of the board of
trustees, the adviser makes each
funds day-to-day investment
decisions, arranges for the
execution of portfolio
transactions and makes available
the research services of its
portfolio managers and security
analysts.

During the year ended December
31, 1999, the Eastern European
Fund and International Small
Companies Fund each paid the
adviser no advisory fee.  The
Global Emerging Markets Fund
paid the adviser an advisory fee
equal to 1.03% of the funds
average daily net assets.  The
adviser has agreed to cap each
funds total annual operating
expenses at no more than 2.00%,
1.70% and 1.20% annually of the
Eastern European Funds, Global
Emerging Markets Funds and
International Small Companies
Funds average daily net assets,
respectively.  These caps do not
apply to brokerage commissions,
taxes, interest and litigation,
indemnification and other
extraordinary expenses.  These
expense caps can be revoked
after sufficient notice at any
time.

Established in 1980, the adviser
currently manages approximately
$10 billion of assets for more
than 150 accounts.  The adviser
focuses on managing
international fixed income and
equity portfolios for U.S. and
international institutional
clients.  Its address is Tower
42, Level 37, 25 Old Broad
Street,  London, EC2N 1HQ,
United Kingdom.  The adviser is
both registered as a U.S.
investment adviser and regulated
in the United Kingdom by the
Investment Management Regulatory
Organisation.

The adviser is an affiliate of
Pictet & Cie, a Swiss private
bank that was founded in 1805.
As of December 31, 1999, Pictet
& Cie managed over $100 billion
of assets for institutional and
private clients.  Pictet & Cie
is owned by eight partners.



EASTERN EUROPEAN
FUNDS
PORTFOLIO
MANAGEMENT
TEAM

Names of managers
(how long on fund
team)

Positions during last five years


Jura Ostrowsky
(since 1998)


Senior investment manager of the adviser, on the emerging markets team, with special responsibility for Russia and the former
Soviet Union republics.



Jack Arnoff
(since 1998)

Investment manager specializing in the
markets of the former Soviet Union and
Eastern Europe.  Before joining Pictet
International Management Limited (Pictet) in 1998, he was an associate with Schooner
Capital (Boston) working on venture capital projects in Bulgaria, Romania, Ukraine and Poland. He has also consulted for Bulgarian banks on privatization and financing projects. He completed a Master of Law degree at Harvard Law School after graduating in law from Sofia University.


INVESTMENT ADVISER - continued




GLOBAL EMERGING
MARKETS FUNDS
PORTFOLIO
 MANAGEMENT
TEAM
Names of managers
(how long on fund
team)
Positions during last five years

Douglas Polunin
(since 1995)

Senior investment manager of the adviser, with responsibility for emerging market investments.

Richard Ormond
(since 1995)

Senior investment manager of the adviser, on the emerging markets team. He focuses mainly on the Indian subcontinent, the Middle East and Africa.


Julian Garel-Jones
(since 1996)
Senior investment manager of the adviser, on the emerging markets team, with special responsibility for Latin America. Before joining the adviser in 1996, a Latin
American fund manager for the Rothschild
Group in London.


Jura Ostrowsky
(since 1995)

Senior investment manager of the adviser, on the emerging markets team, with special responsibility for Russia and the former
Soviet Union republics.


Paul Parsons
(since 1995)

Senior investment manager of the adviser, on the emerging markets team, with special responsibility for Asia equities. Before joining the adviser in January 1995, he was an Asia fund portfolio manager for Invesco
MIM.

INTERNATIONAL
SMALL COMPANIES
FUNDS
PORTFOLIO
MANAGEMENT
TEAM
Names of managers
(how long on fund
team)
Positions during last five years



Robert Treich
(since 1996)
Senior investment manager of the adviser and head of the Smaller Companies Team. Prior to joining Pictet, he worked for Richardson
Greenshields of Canada.




Nils Francke
(since 1996)
Senior investment manager of the adviser within the Smaller Companies Team. Prior to joining Pictet, he worked for M M Warburg
Bank in Hamburg, Salomon Brothers Inc. in
New York and Schroder Munchmeyer Hengst of
Germany.




Michael McLaughlin
(since 1996)
Senior investment manager of the adviser within the Smaller Companies Team. He is responsible for the Asia Pacific region.
Prior to joining Pictet, he was the Japanese investment manager at Provident Mutual.




Philippe Sarreau
(since 1998)
Senior investment manager of the adviser within the Smaller Companies Team. Prior to joining Pictet, he worked at Credit Lyonnais as a French smaller companies analyst and later was responsible for the development of a specialized small cap sales team in London.




INVESTMENT AND ACCOUNT POLICIES




CALCULATION
OF NET ASSET
VALUE
Each fund calculates its net
asset value per share (NAV) at
the close of regular trading on
the New York Stock Exchange
(NYSE) (normally 4:00 p.m.
Eastern time) on each day the
NYSE is open for business.  The
NYSE is open every week, Monday
through Friday, except on
national holidays.  If the New
York Stock Exchange closes
early, the time for calculating
NAV and the deadlines for share
transactions will be accelerated
to the earlier closing times.

Each fund generally values its
fund securities based on market
prices or quotations.  The
funds currency translations are
done when the London Stock
Exchange closes, which is 12:00
noon Eastern time.

When market prices are not
available, or when the adviser
believes that they are
unreliable or that the value of
securities has been materially
affected by events occurring
after a foreign exchange closes,
a fund may price those
securities at fair value.  Fair
value is determined in
accordance with procedures
approved by the board of
trustees.  A fund that uses fair
value to price securities may
value those securities higher or
lower than another fund using
market quotations or its own
fair value determination to
price the same securities.

International markets may be
open on days when U.S. markets
are closed.  The value of
foreign securities owned by a
fund could change on days when
investors cannot buy or redeem
shares.


PURCHASING
FUND SHARES
The adviser, its affiliates or
other institutions
(collectively, institutions)
may buy shares of a fund at net
asset value.  Institutions are


responsible for transmitting
orders promptly to a funds
transfer agent.



Purchasing
shares
through
financial
intermediarie
s/
professionals

Purchases may also be made at
net asset value by the
following:

Investment advisers or financial
planners who place trades for
their own accounts or the
accounts of their clients and
who charge a management,
consulting or other fee for
their services; and clients of
these investment advisers or
financial planners who place
trades for their own accounts if
the accounts are linked to the
master account of the investment
adviser or financial planner on
the books and records of the
broker or agent.
Retirement and deferred
compensation plans and trusts
used to fund those plans,
including, but not limited to,
those defined in section 401(a),
403(b), or 457 of the Internal
Revenue Code and rabbi trusts.

Investors may be charged a fee
if they effect transactions in
fund shares through a broker or
agent.


Investment Minimums

Initial purchase
$50,000

Additional purchases
$5,000

Certain retirement accounts
(e.g. IRAs, Roth IRAs,
Educational IRAs) may purchase
shares of a fund with a $2,000
initial purchase and additional
purchases of $2,000 each.
Additional purchases for those
in the Automatic Investment Plan
may be as little as $500 each.

Fund officers have discretion to
waive or reduce any of the above
minimum investment requirements.




INVESTMENT AND ACCOUNT POLICIES  CONTINUED





Purchase
orders and
payments
A purchase order will be filled
at a funds NAV next calculated
after the order has been
received in proper form by
either the funds transfer
agent, PFPC Inc., by one or more
brokers authorized to accept
purchase orders on a funds
behalf, or by a designated
intermediary authorized by a
broker to accept orders on a
funds behalf.  A fund will be
deemed to have received the
order when an authorized broker
or broker authorized designee
accepts the order.  Institutions
must send payment for fund
shares in federal funds to the
transfer agent by 12:00 noon
Eastern time on the next
business day.

Institutions and other investors
should contact the adviser for
information about purchasing
fund shares through in-kind
exchanges of securities.

Each fund and its distributor
reserve the right to suspend the
offering of fund shares or to
reject any purchase order.



Purchasing
shares by
telephone
Call 1-877-470-0103 to arrange
for a telephone transaction.  If
you want to make future
transactions (e.g., purchase
additional shares, redeem or
exchange shares) by telephone,
you will need to elect this
option either on the initial
application or subsequently in
writing.


Each fund and its transfer agent
have procedures designed to
verify that telephone
instructions are genuine.  If
they follow these procedures,
they will not be liable for any
losses caused by acting on
unauthorized telephone
instructions.

Purchasing
shares by
mail
Complete and sign an
application.  Make your check
payable to Pictet.  If you are
adding to your existing account,
include your account name and
number on the check.

Mail your application and/or
check to :
PFPC Global Fund Services
Attn PICTET Funds
P.O. Box 61503
211 S. Gulph Road
King of Prussia PA 19406




INVESTMENT AND ACCOUNT POLICIES  CONTINUED





Purchasing
shares by
wire
If you are opening a new
account, call the funds at 1-
877-470-0103 to arrange for a
wire transaction.  Then wire
federal funds to:
Boston Safe Deposit & Trust
ABA#:  011001234
Credit:  (Insert name of your
fund)
Acct#:  143766
FBO:    (Insert shareholder name
and account number)

Complete and sign an application
and mail immediately following
the initial wire transaction to:
PFPC Global Fund Services
Attn PICTET Funds
P.O. Box 61503
211 S. Gulph Road
King of Prussia PA 19406


If you are adding to your
existing account, you do not
need to call the funds to
arrange for a wire transaction,
but be sure to include your name
and account number.


Automatic
Investment
Plan
Through this option, you can
have money electronically
deducted from your checking,
savings or bank money market
accounts and invested in the
funds each month or quarter.
Complete the Automatic
Investment Plan Application,
which is available upon request
by calling 1-877-470-0103, and
mail it to the address
indicated.

The initial $50,000 minimum
investment still applies,
however, subsequent investments
can be as little as $500.

The funds may alter or terminate
the Automatic Investment Plan at
any time.



INVESTMENT AND ACCOUNT POLICIES  CONTINUED






EXCHANGES
BETWEEN
PICTET FUNDS

You may exchange shares of a
fund for shares of any other
Pictet fund at the NAV of the
acquired fund next determined
after receipt of your exchange
request.  Both accounts must
have identical registrations.
Exchanges must meet the
applicable minimum initial
investment requirements for the
acquired fund.  You may exchange
into another fund only if its
shares may legally be sold in
your home state.



To protect other shareholders of
a fund, a fund may cancel the
exchange privileges of any
person that, in the opinion of
the fund, is using market timing
strategies.  The funds may
change or terminate the exchange
privilege on 60 days advance
notice to shareholders.

You may be subject to a
redemption fee if you exchange
shares after holding them less
than six months.  Please see
Redeeming Fund Shares below.



REDEEMING
FUND SHARES
If you exchange or redeem shares
after holding them six months or
less (other than shares acquired
through reinvestment of
dividends or other
distributions), a fee of 1% of
the current net asset value of
the shares being exchanged or
redeemed will be assessed and
retained by the Fund for the
benefit of the remaining
shareholders.  This fee is
intended to encourage long-term
investment, to avoid transaction
and other expenses caused by
early redemptions, and to
facilitate portfolio management.
The fee is currently waived for
pension funds, endowments and
other similar institutional
funds due to certain economies
associated with these accounts.
The redemption fee may be
modified or discontinued at any
time or from time to time.  This
fee is not a deferred sales
charge, is not a commission paid
to Pictet and does not benefit
Pictet in any way.  The fee
applies to redemptions from a
Fund and exchanges into any of
the other no-load mutual funds
which are also advised by Pictet
and distributed by Provident
Distributors, Inc.  The first-
in, first-out method will be
used to determine your holding
period.  Under this method, the
date of redemption or exchange
will be compared with the
earliest purchase date of shares
held in your account.  If your
holding period is less than six
months, the redemption/exchange
fee will be assessed on the
current net asset value of those
shares.



You may redeem shares of a fund
on any business day at the NAV
next calculated after the
transfer agent, broker
authorized to accept redemption
orders on the funds behalf, or
designated intermediary
authorized by a broker to accept
orders on the funds behalf
receives the redemption request
in proper form.  The fund will
be deemed to have received the
order when an authorized broker
or broker authorized designee
accepts the order.  Institutions
are responsible for promptly
transmitting redemption orders
to a funds transfer agent.

Redemption proceeds are usually
sent by wire on the business day
after the effective date of a
redemption.  Under unusual
circumstances, a fund may
suspend redemptions, if allowed
by the SEC, or postpone payment
up to seven days.

Each fund may also pay
redemption proceeds in kind by
giving securities to redeeming
shareholders.  You may pay
transaction costs to dispose of
these securities.

If you purchased shares through
a financial institution, a
broker authorized to accept
purchase orders on a funds
behalf, or by a designated
intermediary authorized by a
broker to accept orders on a
funds behalf, you should
contact it for more information.

Each institution, broker or
intermediary may have its own
procedures and requirements for
selling shares and may charge
fees.




INVESTMENT AND ACCOUNT POLICIES - continued





 Redeeming
shares by
telephone
If you have chosen the telephone
redemption privilege on the
initial application or

later elected the privilege in
writing, you may call  1-877-
470-0103 to redeem up to
$100,000 worth of shares.


Redeeming
shares by
mail
Shareholders may sell shares by
making a written request to :
PFPC Global Fund Services
Attn PICTET Funds
P.O. Box 61503
211 S. Gulph Road
King of Prussia PA 19406


Include signatures of all
persons required to sign for
transactions, exactly as their
names appear on the account
application.

To protect your account from
fraud, the funds may require a
signature guarantee for certain
redemptions.  We require a
signature guarantee if :
your address of record has
changed within the past 30 days
or
you are selling more than
$100,000 worth of shares
Signature guarantees are
designed to verify that major
transactions or changes to your
account are in fact authorized
by you.  You can obtain a
signature guarantee for a
nominal fee from most banks,
brokerage firms and other
financial institutions.  A
notary public stamp or seal
cannot be substituted for a
signature guarantee.


Redeeming
shares by
wire
If you have chosen the wire
redemption privilege on the
initial application or later
elected the privilege in
writing, you may have the funds
wire your proceeds to a
predesignated bank account.


Wire redemption requests must be
received by the transfer agent
by 4:00 p.m. Eastern time for
money to be wired the next
business day.

Systematic
Withdrawal
Plan
If you have a minimum of
$100,000 in your account, you
may direct the transfer agent to
make payments to you (or anyone
you designate) monthly,
quarterly or semi-annually.

The amount of withdrawal
payments must be at least $500
per payment.  Fund shares are
redeemed in order to make
withdrawal payments.  Under the
Systematic Withdrawal Plan, you
must elect to have dividends and
distributions automatically
reinvested in additional fund
shares.


The funds may terminate any
Systematic Withdrawal Plan if
the value of the account falls
below $10,000 due to share
redemptions or an exchange of
shares for shares of another
fund.



INVESTMENT AND ACCOUNT POLICIES - continued





Closing
sub-minimum
accounts
Each fund may close your account
if, for reasons other than
investment losses, the value of
shares in the account falls
below $25,000.

After a fund notifies you of its
intention to close the account,
you will have 30 days to bring
the account back to the minimum
level.


PERFORMANCE
The performance of a fund may be
compared in publications to the
performance of various indices
and investments for which
reliable performance data is
available.  The performance

of a fund may also be compared
in publications to averages,
performance rankings, or other
information prepared by
recognized mutual fund
statistical services.


DIVIDENDS,
DISTRIBUTIONS
AND TAXES
Redemptions and exchanges of
fund shares are taxable events
on which you may recognize a
gain or loss.  Dividends and
distributions are also taxable,
as described in the chart below,

whether they are received in
additional shares or cash.  Each
fund declares and pays dividends
and distributions according to
the following schedule.


Dividends
are paid in
additional
shares of
a fund.
Type of
Distribution
Declared
and Paid

Federal
Tax Status

Dividends from net investment
income
Annually

Taxable as ordinary income

Distributions of short term
capital gain
Annually

Taxable as ordinary income

Distributions of long term
capital gain
Annually

Taxable as capital gain


You should generally avoid
investing in a fund shortly
before an expected dividend or
distribution.  Otherwise, you
may pay taxes on dividends or
distributions that are
economically equivalent to a
partial return of your
investment.  You should consult
a tax adviser about particular
federal, state, local and other
taxes that may apply to you.


Every January, each fund will
send shareholders information
about its dividends and
distributions during the
previous calendar year.  Most of
a funds distributions are
expected to be capital gain.  If
you do not provide a fund with a
correct taxpayer identification
number and required
certifications, you may be
subject to federal backup
withholding tax.




FINANCIAL HIGHLIGHTS The following tables provide financial highlights of each fund for the periods presented and should be read in conjunction with the financial statements and related notes that appear in the funds annual report dated December 31, 1999 and which are incorporated by reference into the Statement of Additional Information. The financial statements and related notes have been audited by PricewaterhouseCoopers LLP, independent accountants.
Additional information concerning the performance of each fund is included in the annual report which may be obtained without charge by contacting a fund at the address or phone number on the back cover of this prospectus.


PICTET EASTERN EUROPEAN FUND


For a Fund share outstanding throughout each period.

                                                                                  Year            Period
                                                                                  Ended            Ended
                                                                                12/31/99           12/31/98*
                                                                                               -------------------
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                                   $6.54            $10.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
     Net investment loss                                                            (0.09)              0.00 #
     Net realized and unrealized gain/(loss) on investments                           2.42            (3.39)
------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                      2.33            (3.39)
------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
     Distributions from net investment income                                            -            (0.07)
------------------------------------------------------------------------------------------------------------------
Total distributions                                                                      -            (0.07)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                                         $8.87             $6.54
------------------------------------------------------------------------------------------------------------------
Total return++                                                                      35.63%          (33.93)%
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
     Net assets, end of year (in 000's)                                             $1,933            $1,636
     Ratio of operating expenses to average net assets                               2.00%             2.00% +
     Ratio of net investment income/(loss) to average net                          (1.15)%           (0.06)% +
        assets
     Ratio of operating expenses to average net assets                              11.54%             9.97% +
        without waivers and expenses reimbursed
     Ratio of net investment income/(loss) to average net                         (10.69)%           (8.03)% +
        assets without waivers and expenses reimbursed
     Portfolio turnover rate                                                          117%               91%
---------------------------------

*           Pictet Eastern European Fund commenced operations on April 7, 1998.
+          Annualized.
++       Total return represents aggregate total return for the period.
#          Amount represents less than $0.01 per share.



Financial Highlights - continued

PICTET GLOBAL EMERGING MARKETS FUND


For a Fund share outstanding throughout each period.

                                                 Year         Year             Year             Year               Period
                                                 Ended        Ended             Ended            Ended               Ended
                                               12/31/99     12/31/98         12/31/97        12/31/96(a)        12/31/95*(a)

-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of                    $6.81        $8.87            $10.13            $9.51              $10.00
year
----------------------------------------------------------------------------------------------------------------------------------
Income from investment
operations:
     Net investment income                       (0.01)         0.04              0.04             0.07                0.02
     Net realized and unrealized gain/(loss)
     on investments                               4.35       (2.10)              (1.18)             0.71              (0.49)
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    4.34       (2.06)            (1.14)             0.78              (0.47)
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
     Distributions from net investment income       -            -               (0.02)           (0.07)              (0.02)
     Distributions from net realized loss
     on  investments                                -            -              (0.10)           (0.09)                  -
                                                                         -------------
------------------------------------------------------------                          -------------------------------------------
Total distributions                                 -            -              (0.12)           (0.16)              (0.02)
----------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                    $11.15        $6.81             $8.87           $10.13               $9.51
--------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total return++                                   63.73%     (23.22)%          (11.29)%            8.32%             (4.72)%
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental
data:
     Net assets, end of year (in 000's)        $190,275      $94,362          $190,922         $122,047              $9,623
     Ratio of operating                          1.70%        1.70%             1.70%            1.70%               1.95% +
        expenses to average net
        assets
     Ratio of net investment                   (0.19)%        0.55%             0.32%            0.88%               0.68% +
        income/(loss) to
        average net assets
     Ratio of operating                          1.92%        2.00%             1.84%            2.20%               8.39% +
        expenses to average net
        assets without waivers
        and expenses reimbursed
     Ratio of net investment                    (0.42)%        0.25%             0.18%            0.38%             (5.77)% +
        income to average net
        assets without waivers
        and expenses reimbursed
     Portfolio turnover rate                       126%         123%               77%              48%                  5%
---------------------------------

*   Pictet Global Emerging Markets Fund commenced operations on October 4,
1995.
+   Annualized.
++ Total return represents aggregate total return for the period.
(a) Per share amounts have been restated to reflect the stock dividend of 9 additional shares for each share outstanding.  On
December 2, 1996, the Board of Trustees declared a stock dividend of nine additional shares for each share outstanding of the
Pictet Global Emerging Markets Fund. The record date of the stock dividend was December 31, 1996, payable on January 1, 1997.



Financial Highlights - continued

PICTET INTERNATIONAL SMALL COMPANIES FUND


For a Fund share outstanding throughout each period.

                                                   Year         Year             Year            Period
                                                   Ended        Ended            Ended             Ended
                                                 12/31/99     12/31/98         12/31/97          12/31/96*(a)
                                                                                                            -------------------
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                 $6.55        $9.24           $10.15            $10.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
     Net investment income/(loss)                  (0.02)         0.07 +++         0.08              0.09
     Net realized and unrealized gain/(loss)
     on investments                                 5.66         0.41           (0.86)              0.20
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    5.64         0.48           (0.78)              0.29
-------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
     Distributions from net investment income        -            -                 (0.13)            (0.12)
     Distributions from net realized capital gains  (1.94)       (3.17)          -                  (0.02)
     Distributions from capital                      -            -                -                  (0.00) #
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.94)       (3.17)           (0.13)            (0.14)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                        $10.25        $6.55            $9.24            $10.15
-------------------------------------------------------------------------------------------------------------------------------
Total return++                                     86.45%        5.35%          (7.68)%             2.85%
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
     Net assets, end of year (in 000's)            $4,776       $5,699          $23,773           $25,743
     Ratio of operating expenses to average          1.20%        1.20%            1.20%             1.20% +
        net assets
     Ratio of net investment income/(loss) to      (0.02)%        0.65%            0.82%             1.04% +
        average net assets
     Ratio of operating expenses to average         4.76%        2.36%            2.20%             2.46% +
        net assets without waivers and
        expenses reimbursed
     Ratio of net investment income/(loss) to      (3.58)%      (0.52)%          (0.18)%           (0.22)% +
        average net assets without waivers
        and expenses reimbursed
     Portfolio turnover rate                         166%         132%              90%               53%
----------------------------------

*           Pictet International Small Companies Fund commenced operations on February 7, 1996.
+          Annualized.
++       Total return represents aggregate total return for the period.
+++     Per share numbers have been calculated using the average share method.
#          Amount represents less than $0.01 per share.
(a)        Per share amounts have ben restated to reflect the stock dividend of
 9 additional shares for each share outstanding.  On December 2,1996, the
 Board of Trustees declared a stock dividend of nine additional shares for each share outstanding of the Pictet International Small Companies Fund.
 The record date of the stock dividend was December 31, 1996, payable on
 January 1, 1997.







FOR MORE INFORMATION

For investors who want more information
about Pictet Eastern European Fund, Pictet
Global Emerging Markets Fund and Pictet
International Small Companies Fund, the
following documents are available free upon request.

Annual/Semiannual Reports  Additional
information about each funds investments is available in the funds annual and semiannual reports to shareholders. The funds annual report contains a discussion of the market conditions and investment strategies that significantly affected each funds performance during its last year.

Statement of Additional Information (SAI)
The SAI provides more detailed information about each fund and is incorporated by reference into this prospectus.








Investors can get free copies of reports and SAIs, request other information and discuss their questions about each fund by contacting a fund at:

PFPC Global Fund Services
Attn PICTET Funds
P.O. Box 61503
211 S. Gulph Road
King of Prussia PA 19406
Telephone: 1-877-470-0103

Investors can review the funds reports and SAIs at the Public Reference Room of the Securities and Exchange Commission.
Investors can get text-only copies:

For a fee, by writing to the Public
Reference Room of the Commission,
Washington, D.C. 20549-0102
Free from the Commissions Internet website at http://www.sec.gov.

Investors can get information about the
operation of the Public Reference Room by calling 1-202-942-8090.







INVESTMENT ADVISER
Pictet International
Management Limited
TRANSFER AGENT
PFPC Inc.
INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
ADMINISTRATOR
PFPC Inc.
LEGAL COUNSEL
Hale and Dorr LLP

CUSTODIAN
Brown Brothers
Harriman & Co.

Investment Company Act File No. 811-9050